3000 Two Logan Square
Eighteenth and Arch Streets
Philadelphia, PA 19103-2799
215.981.4000
Fax 215.981.4750
John P. Falco
direct dial: 215.981.4659
falcoj@pepperlaw.com
September 26, 2011
VIA EDGAR
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
Re:	FundVantage Trust File Nos. 333-141120 and 811-22027
Ladies and Gentlemen:
          On behalf of FundVantage Trust (the “Trust”), and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information. The interactive data files included as exhibits to this filing relate to the prospectuses filed with the Securities and Exchange Commission on behalf of the Trust pursuant to Rule 497(c) on September 6, 2011 (Accession No. 0000950123-11-082774), which are incorporated by reference into this Rule 497 filing. The 497(c) is being filed for the sole purpose of submitting the exhibits containing interactive data format risk/return summary information for the series of the Trust to which the 497(c) relates.
          If you have any questions, please contact the undersigned at 215.981.4659.
Very truly yours,
/s/ John P. Falco
John P. Falco
cc: Mr. Joel L. Weiss
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